Segment, Customer and Geographic Information (Schedule of Information Based on Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Total revenues	$ 871,929	$ 751,304	$ 691,796
Israel [Member]
Disclosure of geographical areas [line items]
Total revenues	674,618	624,957	618,830
United States [Member]
Disclosure of geographical areas [line items]
Total revenues	$ 197,311	$ 126,347	$ 72,966